S000089991 [Member] Expense Example - Russell Investments International Developed Equity ETF - Russell Investments International Developed Equity ETF	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	$ 179